Other receivables and prepayments	12 Months Ended
Dec. 31, 2014
Other receivables and prepayments [Abstract]
Other receivables and prepayments

Note 4 - Other receivables and prepayments

Other receivables and prepayments as of December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013

Value added tax and miscellaneous tax recoverable	$-	$490
Other prepayments	51	254
Other receivables and prepayments	$51	$744